Compensation of Key Management Personnel	12 Months Ended
Dec. 31, 2024
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Compensation of Key Management Personnel	Compensation of Key Management Personnel
The remuneration of the Company’s key management personnel(1) was as follows:

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
KEY MANAGEMENT PERSONNEL REMUNERATION
Short-term benefits(2)	3.9	4.3
Share-based payments	0.6	0.6
Total key management personnel remuneration	4.5	4.9
1.Key management personnel, comprising the Company's Board of Directors and executive officers, are those persons having authority and responsibility for planning, directing, and controlling the activities of the Company.
2. Short-term benefits include salaries, bonuses payable within twelve months of the statement of financial position date and other annual employee benefits.